Furniture and Fixtures, Equipment and Leasehold Improvements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Furniture and Fixtures, Equipment and Leasehold Improvements [Abstract]
Furniture and Fixtures, Equipment and Leasehold Improvements
2. Furniture and Fixtures, Equipment and Leasehold Improvements
     Furniture and fixtures, equipment and leasehold improvements are recorded at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets, which range from three to five years. During the second quarter of 2011, $676,000 in fully depreciated assets, primarily consisting of leasehold improvements which were no longer in use, have been written off.
     Property and equipment consisted of the following at the dates indicated below:

	September 30, 2011	December 31, 2010
	(in thousands)
Leasehold improvements	$25	$449

Equipment	598	647

Furniture and fixtures	213	416

Total gross assets	836	1,512

Less accumulated depreciation	(793)	(1,425)

Total property and equipment	$43	$87

2. Furniture and Fixtures, Equipment and Leasehold Improvements
     Furniture and fixtures, equipment and leasehold improvements consisted of the following at the dates indicated below:

	December 31, 2010	December 31, 2009
	(In thousands)
Leasehold improvements	$449	$449
Equipment	647	650
Furniture and fixtures	416	416

Total gross assets	1,512	1,515
Less accumulated depreciation	(1,425)	(1,332)

Total property and equipment	$87	$183